Treasury Stock - Summary and Related Carrying Value (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Treasury Stock.
Number of Treasury Shares	22,179	21,862	19,314
Treasury Shares Cost	$ 1,042,687	$ 909,960	$ 646,047